Intangible Assets, Amortization Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2017 (actual)	$ 1,152	$ 1,192	$ 1,246
Estimate for year ended December 31,
2018	1,323
2019	339
2020	296
2021	254
2022	220
Finite lived intangible assets [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2017 (actual)	1,428
Amortized MSRs [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2017 (actual)	263
Estimate for year ended December 31,
2018	255
2019	223
2020	200
2021	172
2022	152
Core deposit intangibles [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2017 (actual)	851
Estimate for year ended December 31,
2018	769
2019	0
2020	0
2021	0
2022	0
Customer relationship and other intangibles [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2017 (actual)	314
Estimate for year ended December 31,
2018	299
2019	116
2020	96
2021	82
2022	68
Lease Agreements [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2017 (actual)	$ 13